Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
Note 19.	Fair Value Measurements

The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis which were comprised of the following types of instruments at December 31, 2015 and 2016:

	Fair Value Measurements at
	December 31, 2015 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$5,918	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	5,428	-
Money market fund	13,083	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	563	-
Total	$19,001	5,991	-
Liabilities:
Short-term debt	$-	180,000	-
Total	$-	180,000	-

	Fair Value Measurements at
	December 31, 2016 Using
	Level 1	Level 2	Level 3
	(in thousands)
Assets:
Cash and cash equivalents:
Time deposits with original maturities less than three months	$13,055	-	-
Marketable securities available-for-sale:
Time deposit with original maturities more than three months	-	5,140	-
Money market fund	5,017	-	-
Restricted marketable securities:
Time deposits with original maturities of more than three months	-	324	-
Total	$18,072	5,464	-
Liabilities:
Short-term debt	$-	138,000	-
Total	$-	138,000	-

The following table presents fair value measurements of assets that are measured at fair value on a nonrecurring basis at December 31, 2014 and the associated losses recognized in 2014 (nil in 2015 and 2016):

	Fair Value Measurements at
	reporting Date Using
					For the
					Year
					Ended
					December
					31, 2014
	December				Impairment
	31, 2014	Level 1	Level 2	Level 3	loss
	(in thousands)
Assets:
Investments in Non-marketable Equity Securities- Oculon Optoelectronics Inc.	$-	-	-	-	309

The Company reviews the carrying values of financial assets carried at cost when impairment indicators are present. For such financial assets that do not have a quoted market price, management of the Company reviews the current operating performance of the investee based on evaluation of the latest available financial statements, as well as changes in the industry and market prospects based on publicly available information. The impairment charge recognized in 2014 for the investment in Oculon Optoelectronics Inc. was determined based on the difference between the Company’s carrying value and the proportionate equity interest in the net book value of the investee at year end (which was management’s best estimate of the amount to be realized from this investment).

Non-financial assets such as goodwill, intangible assets, and property, plant, and equipment are measured at fair value only when an impairment loss is recognized. No such impairments were recognized in 2014, 2015 and 2016.

There were no transfers between Level 1 and Level 2 of fair value hierarchy and no transfers into or out of Level 3 financial instruments during the year ended December 31, 2014, 2015 and 2016.

The following table summarizes changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2014, 2015 and 2016:

Warrant
obligation
(in thousands)

Balance at January 1, 2014	$1,255
Gain for expiration of the warrant included in earnings	(1,255)
Balance at December 31, 2014	$-
Balance at December 31, 2015	$-
Balance at December 31, 2016	$-

The Company estimated the fair value for warrant obligation based on an external expert’s valuation report. The calculated fair values are estimated by using Binomial Model. The measure is based on significant inputs that are not observable in the market, which are Level 3 inputs. Key valuation assumptions include (a) a risk free rate of 0.58% for the expected terms of 0.81 years is derived from the yield rate of 1 years Zero-Coupon ROC central government bond at the reporting date; (b) an expected volatility of 46.35%, which is based on the average historical volatility of the comparative companies’ publicly traded shares.